Nationwide BNY Mellon Dynamic US Equity Income Fund Investment Strategy - Nationwide BNY Mellon Dynamic US Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to provide investors with total return, consisting of capital appreciation and/or income, by outperforming the Russell 1000® Value Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity indexes and U.S. Treasury bonds (which are government-issued fixed income securities), and options on equity index and U.S. Treasury bond futures. Futures and options are derivatives and expose the Fund to leverage. In addition, the Fund may write (sell) covered call options to enhance returns and/or to limit volatility. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers, primarily common stocks. Equity securities represent an ownership interest in the issuer. Equity securities also may include preferred stocks, convertible securities and derivatives the value of which are linked to equity securities. A U.S. issuer is a company whose stock is listed on the New York Stock Exchange or NASDAQ. The Fund also may invest up to 20% of its net assets in equity securities of foreign companies, which are companies organized under the laws of countries other than the United States, and which trade in markets other than the New York Stock Exchange or NASDAQ. Although the Fund typically invests in seasoned issuers, it may, depending on the appropriateness to the Fund's strategy and availability in the marketplace, purchase securities of companies in initial public offerings (IPOs) or shortly thereafter, which can be subject to greater volatility than seasoned issuers. The subadviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000® Value Index, although the Fund may emphasize one or more particular sectors at times. The Fund’s subadviser employs a value style of investing, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The subadviser identifies potential investments through extensive quantitative and fundamental analysis, using a bottom-up approach that emphasizes three key factors: ●Value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book and price-to-sales ratios, which are analyzed and compared against the market; ●Sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and ●Positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term. Money market instruments primarily serve as “cover” for the Fund’s derivatives positions, although the subadviser also at times allocates assets to money market instruments in order to hedge against equity market risk. Money market instruments are high-quality short-term debt securities issued by governments and corporations. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund uses U.S. Treasury bond futures and options to hedge against equity market risks. It is possible, however, that the Fund could lose money on both its equity investments and its bond exposures at the same time. In determining what the subadviser believes to be the optimal allocation among equities, U.S. Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure through the use of equity index futures and related options. It also may allocate assets to U.S. Treasury bond futures and related options and/or money market instruments. By combining equity securities, futures on stock indexes and U.S. Treasury bonds, call options and money market instruments in varying amounts, the subadviser adjusts the Fund’s overall equity exposure within a range of 80%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive. The Fund is designed for investors seeking total return consisting of capital appreciation and/or income, by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the Russell 1000® Value Index.